Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Other borrowings	€ 25,569	€ 26,138
Other current loans and borrowings	1,830	1,773
Other non-current loans and borrowings	23,739	24,365
Refundable and conditional advances
Disclosure of detailed information about borrowings [line items]
Other borrowings	3,229	3,229
Other current loans and borrowings	0	0
Other non-current loans and borrowings		3,229
Bank loans
Disclosure of detailed information about borrowings [line items]
Other borrowings	15,514	15,824
Other current loans and borrowings	782	667
Other non-current loans and borrowings	14,732	15,156
Obligations under leases
Disclosure of detailed information about borrowings [line items]
Other borrowings	6,793	7,069
Other current loans and borrowings	1,015	1,089
Other non-current loans and borrowings	5,778	5,980
Accrued interests
Disclosure of detailed information about borrowings [line items]
Other borrowings	33	16
Other current loans and borrowings	33	16
Other non-current loans and borrowings	0	0
Other financial loans and borrowings
Disclosure of detailed information about borrowings [line items]
Other current loans and borrowings	€ 0	€ 0